Accrued expense and contract liabilities - Summary Of Accrued Expenses And Contract Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [line Items]
Accruals	€ 72,897	€ 88,457
Accruals classified as current	69,846	83,516
Accruals classified as non-current	3,051	4,941
Project related [member]
Statement [line Items]
Accruals	43,933	58,216
Non project related [member]
Statement [line Items]
Accruals	€ 28,964	€ 30,241